TAXATION (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of income tax expense (benefit)
The components of income tax (credit) expense are as follows:

(in thousands of $)	2014	2013	2012
Current tax (credit) expense:
U.K.	2,212	(27)	2,101
Indonesia	—	—	6,828
Brazil	—	—	1,002
Total current (credit) tax expense	2,212	(27)	9,931
Deferred tax expense:
U.K.	161	110	91
Amortization of tax benefit arising on intra-group transfers of long-term assets (see note 30)	(3,487)	(3,487)	(7,257)
Total income tax (credit) expense	(1,114)	(3,404)	2,765

Deferred income tax assets	Deferred income tax assets are summarized as follows:

(in thousands of $)	2014	2013
Deferred tax assets, gross and net (see note 26)	260	421

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The income taxes for the years ended December 31, 2014, 2013 and 2012 differed from the amount computed by applying the Bermuda statutory income tax rate of 0% as follows:

	Year ended December 31
(In thousands of $)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of deferred tax benefit on intra-group transfers of long-term assets	(3,487)	(3,487)	(7,257)
Effect of adjustments in respect of current tax in prior periods	1,411	(188)	953
Effect of taxable income in various countries	962	271	9,069
Total tax (credit) expense	(1,114)	(3,404)	2,765